Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Derivative instruments	$ 21,757	$ 50,669
Taxation loss carryforwards and disallowed finance costs	52,804	40,762
Vessels and equipment	3,190	3,150
Capitalized interest	(2,342)	(2,784)
Gross deferred tax assets	75,409	91,797
Valuation allowance	(73,054)	(85,884)
Net deferred tax assets	$ 2,355	$ 5,913